Selling, General and Administrative Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Selling General And Administrative Expense [Abstract]
Schedule of Selling, General and Administrative Expenses
Selling, general and administrative expenses consisted of the following items for the six months ended June 30:

	2023	2022
Included in selling expenses:
Commission expense	(160)	(2,429)
Included in general and administrative expenses:
Personnel expense	(4,737)	(1,314)
Travel costs	(370)	(83)
Intellectual property	(726)	(699)
Legal costs	(1,761)	(2,250)
Licenses	(9)	—
Finance and administration	(3,702)	(1,624)
IT	(35)	(10)
Rent and office services	(95)	(77)
Marketing and communication	(381)	(487)
Insurance	(928)	(8)
Depreciation and amortization	(34)	(36)
Commercial costs	(611)	—
Business development	(10)	(132)
Board fees	(157)	(40)
Miscellaneous	(20)	(105)

Total selling, general and administrative expenses	(13,736)	(9,294)

Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2022	2021	2020
Included in selling expenses:
Commission expense	(2,485)	—	—
Included in general and administrative expenses:
Personnel expense (see Note 8)	(5,017)	(1,618)	(265)
Travel costs	(430)	(136)	—
Intellectual property	(1,348)	(708)	(498)
Legal costs	(2,176)	(771)	(382)
Licenses	—	(28)	(6)
Finance and administration	(5,209)	(270)	(151)
Transaction costs	(3,021)	—	—
IT	(25)	(20)	(2)
Rent and office services	(165)	(110)	(55)
Marketing and communication	(1,269)	(710)	(11)
Insurance	(289)	(187)	(11)
Depreciation and amortization	(72)	(14)	(1)
Commercial costs	(134)	—	—
Business development	(260)	(135)	—
Board fees	(69)	(31)	—
Miscellaneous	(261)	(65)	(2)

Total selling, general and administrative expenses	(22,230)	(4,803)	(1,384)